Financial instruments - Sensitivity analysis – foreign exchange rate exposure – derivative financial instruments (Details) - Currency risk [member] R$ in Thousands	6 Months Ended
Jun. 30, 2024 BRL (R$)
Possible 25%
Disclosure of detailed information about financial instruments [line items]
Closing Foreign Exchange Rate, Percentage of increase (decrease)	25.00%
Possible 25% | U.S. Dollar to Brazilian Real | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ (6,410,594)
Possible 25% | U.S. Dollar to Brazilian Real | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(2,262,706)
Possible 25% | U.S. Dollar to Brazilian Real | Derivative Non-Deliverable Forward (‘NDF’) Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(318,622)
Possible 25% | U.S. Dollar to Brazilian Real | Embedded derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(155,851)
Possible 25% | U.S. Dollar to Brazilian Real | NDF parity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(154,754)
Possible 25% | U.S. Dollar to Brazilian Real | Commodity Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	19,264
Possible 25% | U.S. Dollar to Euro | NDF parity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ (93,190)
Remote 50%
Disclosure of detailed information about financial instruments [line items]
Closing Foreign Exchange Rate, Percentage of increase (decrease)	50.00%
Remote 50% | U.S. Dollar to Brazilian Real | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ (14,619,086)
Remote 50% | U.S. Dollar to Brazilian Real | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(4,443,068)
Remote 50% | U.S. Dollar to Brazilian Real | Derivative Non-Deliverable Forward (‘NDF’) Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(671,020)
Remote 50% | U.S. Dollar to Brazilian Real | Embedded derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(311,701)
Remote 50% | U.S. Dollar to Brazilian Real | NDF parity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(273,597)
Remote 50% | U.S. Dollar to Brazilian Real | Commodity Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	38,528
Remote 50% | U.S. Dollar to Euro | NDF parity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(192,420)
Probable (base value) | U.S. Dollar to Brazilian Real | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(1,333,266)
Probable (base value) | U.S. Dollar to Brazilian Real | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(589,917)
Probable (base value) | U.S. Dollar to Brazilian Real | Derivative Non-Deliverable Forward (‘NDF’) Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(77,902)
Probable (base value) | U.S. Dollar to Brazilian Real | Embedded derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	66,945
Probable (base value) | U.S. Dollar to Brazilian Real | NDF parity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	9,371
Probable (base value) | U.S. Dollar to Brazilian Real | Commodity Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	77,059
Probable (base value) | U.S. Dollar to Euro | NDF parity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 9,371